Allowance For Loan Losses	12 Months Ended
Dec. 31, 2011
Allowance For Loan Losses [Abstract]
Allowance For Loan Losses

6. Allowance for Loan Losses

The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management's evaluation of various factors including overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management's periodic evaluation of these and other pertinent factors as discussed within Note 1 of these Notes to Consolidated Financial Statements .

The activity in the allowance for loan losses for the 12 months ended December 31, 2011, December 31, 2010,. And December 31, 2009 is summarized in the following tables.

	Year ended December 31, 2011
	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
(In thousands)

Allowance for credit losses:
Beginning balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575
Transfer of loans at fair value	2	150	63	4	-	-	219
Transfer of allowance to held for sale (1)	1,184	4,327	1,998	5,450	141	-	13,100
Charge-offs	18,350	23,063	64,166	20,691	7,612	-	133,882
Recoveries	1,402	1,825	1,463	1,719	2,385	4	8,798
Net Charge-offs	16,948	21,238	62,703	18,972	5,227	(4)	125,084
Provision	23,529	16,885	8,735	9,859	4,273	(9)	63,272
Ending balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

(1)	Transfer of allowance to held for sale was allocated on a pro-rata basis based on the outstanding balance of the loans held for sale.

(In thousands)	2010	2009
Average loans	$4,642,478	$4,594,436
Allowance for loan losses:
Beginning balance	$116,717	$100,088
Charge-offs:
Commercial, financial and agricultural	8,484	10,047
Commercial real estate	7,748	5,662
Construction real estate	23,308	21,956
Residential real estate	18,401	11,765
Consumer	8,373	9,583
Lease financing	-	9
Total charge-offs	66,314	59,022
Recoveries:
Commercial, financial and agricultural	1,237	1,010
Commercial real estate	850	771
Construction real estate	813	1,322
Residential real estate	1,429	1,723
Consumer	1,763	2,001
Lease financing	-	3
Total recoveries	6,092	6,830
Net charge-offs	60,222	52,192
Provision for loan losses	87,080	68,821
Ending balance	$143,575	$116,717
Ratio of net charge-offs to average loans	1.30%	1.14%
Ratio of allowance for loan losses to end of period loans	3.03%	2.52%

The composition of the allowance for loan losses at December 31, 2011 and December 31, 2010 was as follows:

	December 31, 2011
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$5,819	$4,431	$3,414	$2,271	$-	$-	$15,935
Collectively evaluated for impairment	11,131	11,108	11,019	13,421	5,830	-	52,509
Total ending allowance balance	$16,950	$15,539	$14,433	$15,692	$5,830	$-	$68,444

Loan Balance:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	703,176	1,056,596	167,306	1,584,342	616,485	2,059	4,129,964
Total ending loan balance	$743,797	$1,108,574	$217,546	$1,628,618	$616,505	$2,059	$4,317,099

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.33%	8.52%	6.80%	5.13%	-%	-%	8.52%
Loans collectively evaluated for impairment	1.58%	1.05%	6.59%	0.85%	0.95%	-%	1.27%
Total ending loan balance	2.28%	1.40%	6.63%	0.96%	0.95%	-%	1.59%

Recorded Investment:
Loans individually evaluated for impairment	$40,621	$51,978	$50,240	$44,276	$20	$-	$187,135
Loans collectively evaluated for impairment	706,297	1,060,831	167,856	1,588,147	619,415	2,102	4,144,648
Total ending loan balance	$746,918	$1,112,809	$218,096	$1,632,423	$619,435	$2,102	$4,331,783

	December 31, 2010
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total

Allowance for loan losses:
Ending allowance balance attributed to loans
Individually evaluated for impairment	$3,028	$12,652	$45,312	$5,912	$-	$-	$66,904
Collectively evaluated for impairment	8,527	11,717	25,150	24,347	6,925	5	76,671
Total ending allowance balance	$11,555	$24,369	$70,462	$30,259	$6,925	$5	$143,575

Loan Balance:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	718,697	1,168,686	292,909	1,631,982	666,871	2,607	4,481,752
Total ending loan balance	$737,902	$1,226,616	$406,480	$1,692,209	$666,871	$2,607	$4,732,685

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	15.77%	21.84%	39.90%	9.82%	-	-	26.66%
Loans collectively evaluated for impairment	1.19%	1.00%	8.59%	1.49%	1.04%	0.19%	1.71%
Total ending loan balance	1.57%	1.99%	17.33%	1.79%	1.04%	0.19%	3.03%

Recorded Investment:
Loans individually evaluated for impairment	$19,205	$57,930	$113,571	$60,227	$-	$-	$250,933
Loans collectively evaluated for impairment	721,583	1,173,490	293,962	1,637,443	670,116	2,663	4,499,257
Total ending loan balance	$740,788	$1,231,420	$407,533	$1,697,670	$670,116	$2,663	$4,750,190

Loans collectively evaluated for impairment above include all performing loans at December 31, 2011 and 2010, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment above include all impaired loans internally classified as commercial loans at December 31, 2011 and 2010, which are evaluated for impairment in accordance with GAAP (see Note 1 of these Notes to Consolidated Financial Statements).